NYSE Regulation

NYSE Regulation, Inc.
20 Broad Street
New York, NY 10005
nyseregulation.com

11005534

CENTRAL
001-11758

March 17, 2011

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re: Morgan Stanley
CIK: 0000895421
SEC File No.: 001-11758
Form Type: 8-A12B
Filing Date: 3/17/2011

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on March 15, 2011) an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

**Global Medium-Term Notes, Series F, Morgan Stanley Cushing MLP High Income Index ETNs**

The Exchange requests acceleration of registration of the securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

Clinton Clark
Corporate Compliance